Goodwill - Schedule of Changes in Goodwill (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning balance, Cost	$ 2,593	$ 2,502
Accumulated impairment at January 1, 2014	(235)	(225)
Beginning balance, Book value	2,358	2,277
Changes in book value:
Acquisitions	0	1
Divestments	0	0
Translation differences	(237)	80
Total changes	(237)	81
Ending balance, Cost	2,328	2,593
Accumulated impairment at December 31, 2014	(207)	(235)
Ending balance, Book value	$ 2,121	$ 2,358